Trade and other receivables (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in allowance for expected credit losses are as follows:
Balance at the Beginning year	R$ (57,328)
Balance at the End of the year	(71,699)	R$ (57,328)
Trade accounts receivable
Changes in allowance for expected credit losses are as follows:
Balance at the Beginning year	(57,328)	(10,427)	R$ (8,298)
Additions	(23,667)	(49,247)	(23,320)
Reversal	7,601	0	15,531
Write-offs	3,073	2,623	5,660
Exchange variation	(1,378)	(277)	0
Balance at the End of the year	R$ (71,699)	R$ (57,328)	R$ (10,427)